Cover	May 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	Origin Materials, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39378
Entity Tax Identification Number	87-1388928
Entity Address, State or Province	CA
Entity Address, Address Line One	930 Riverside Parkway
Entity Address, Address Line Two	Suite 10
Entity Address, City or Town	West Sacramento,
Entity Address, Postal Zip Code	95605
City Area Code	916
Local Phone Number	231-9329
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ORGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001802457
Amendment Flag	false
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ORGNW
Security Exchange Name	NASDAQ